UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2012 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 72.5%
Banks - 0.2%
Charter Financial	8,600	$77,056
Waterstone Financial *	6,400	20,160
		97,216
Chemicals - 4.0%
E.I. Du Pont de Nemours	41,500	2,195,350

Consumer Discretionary - 2.4%
Beam	12,200	714,554
Cablevision Systems, Class A	14,700	215,796
DreamWorks Animation SKG, Class A *	22,200	409,590
		1,339,940
Consumer Staples - 9.3%
Campbell Soup	21,700	734,545
Coca Cola Enterprises	23,600	674,960
Sara Lee	35,200	757,856
SUPERVALU	30,100	171,871
Sysco	4,200	125,412
Tootsie Roll Industries	34,722	795,489
Walgreen	27,400	917,626
Wal-Mart Stores	16,000	979,200
		5,156,959
Energy - 10.4%
Clayton Williams Energy *	12,600	1,000,944
ConocoPhillips	2,900	220,429
Hess	22,200	1,308,690
Marathon Oil	16,000	507,200
Murphy Oil	5,000	281,350
Nexen	86,500	1,587,275
Overseas Shipholding Group	3,200	40,416
Repsol YPF - ADR	27,400	684,452
Suncor Energy	3,100	101,370
USEC *	14,000	14,840
		5,746,966
Healthcare - 6.6%
Abbott Laboratories	13,700	839,673
Johnson & Johnson	21,400	1,411,544
Pfizer	61,600	1,395,856
		3,647,073
Industrials - 1.3%
Curtiss-Wright	13,300	492,233
Fortune Brands Home & Security *	11,400	251,598
		743,831
Information Technology - 6.1%
Automatic Data Processing	36,300	2,003,397
Corning	39,000	549,120
Microsoft	5,100	164,475
Xerox	77,500	626,200
		3,343,192
Insurance - 10.6%
Alterra Capital Holdings	17,800	409,044
Arch Capital Group *	6,700	249,508
Berkshire Hathaway, Class B *	7,600	616,740
CNA Financial	7,100	208,243
Donegal Group, Class A	10,300	140,801
First American Financial	24,300	404,109
Loews	33,100	1,319,697
Montpelier Re Holdings	24,300	469,476
Platinum Underwriters Holdings	38,500	1,405,250
State Auto Financial	42,500	620,925
		5,843,793
Metals & Mining - 10.1%
AngloGold Ashanti - ADR	19,600	723,632
Barrick Gold	35,100	1,526,148
Gold Fields - ADR	124,500	1,730,550
Kinross Gold	17,000	166,430
Newmont Mining	27,800	1,425,306
		5,572,066
Paper & Forest Products - 3.2%
Domtar	14,001	1,335,415
Neenah Paper	14,800	440,152
		1,775,567
Real Estate - 2.2%
Forestar Group *	23,100	355,509
Post Properties	18,700	876,282
		1,231,791
Telecommunication Services - 1.0%
Telephone & Data Systems	22,900	530,135

Utilities - 5.1%
FirstEnergy	23,654	1,078,385
GenOn Energy *	389,200	809,536
Public Service Enterprise Group	23,400	716,274
Unisource Energy	5,435	198,762
		2,802,957
Total Common Stocks
(Cost $38,704,600)		40,026,836

CONVERTIBLE BONDS - 21.7%	Par
Consumer Staples - 2.9%
Archer Daniels
0.875%, 02/15/2014	$1,075,000	1,099,188
Chiquita Brands
4.250%, 08/15/2016	150,000	139,875
Smithfield Foods
4.000%, 06/30/2013	300,000	340,500
		1,579,563
Diversified Financial Services - 1.5%
Janus Capital Group
3.250%, 07/15/2014	125,000	132,813
Knight Capital
3.500%, 03/15/2015	100,000	95,625
PHH
4.000%, 09/01/2014	625,000	600,000
		828,438
Energy - 2.6%
USEC
3.000%, 10/01/2014	2,875,000	1,423,125

Healthcare - 6.9%
Amgen
0.375%, 02/01/2013	775,000	792,437
Charles River Laboratories International
2.250%, 06/15/2013	575,000	579,313
Chemed
1.875%, 05/15/2014	275,000	280,844
Gilead Sciences
0.625%, 05/01/2013	25,000	33,063
1.000%, 05/01/2014	500,000	611,250
Greatbatch
2.250%, 06/15/2013	750,000	750,937
Hologic
2.000%, 12/15/2037	225,000	223,594
Medtronic, Series B
1.625%, 04/15/2013	550,000	555,499
		3,826,937
Industrials - 1.5%
Alliant Techsystems
3.000%, 08/15/2024	125,000	127,500
AMR
6.250%, 10/15/2014 (a)	75,000	34,688
Trinity Industries
3.875%, 06/01/2036	625,000	681,250
		843,438
Information Technology - 4.0%
Advanced Micro Devices
5.750%, 08/15/2012	475,000	481,531
Anixter International
1.000%, 02/15/2013	1,200,000	1,502,999
Comtech Telecommunications
3.000%, 05/01/2029	225,000	253,969
		2,238,499
Metals & Mining - 1.7%
Kinross Gold
1.750%, 03/15/2028	700,000	694,750
RTI International
3.000%, 12/01/2015	250,000	254,375
		949,125
Real Estate - 0.2%
Avatar Holdings
7.500%, 02/15/2016	100,000	98,250

Utilities - 0.4%
Unisource Energy
4.500%, 03/01/2035	187,000	199,389
Total Convertible Bonds
(Cost $12,484,891)		11,986,764

CORPORATE BONDS - 1.3%
Utilities - 1.3%
Edison Mission Energy
7.750%, 06/15/2016	200,000	138,000
7.000%, 05/15/2017	925,000	582,750
Total Corporate Bonds
(Cost $922,248)		720,750

CONVERTIBLE PREFERRED STOCK - 0.2%
Energy - 0.2%	Shares
El Paso Energy Capital Trust
(Cost $85,825)	2,200	101,420

SHORT-TERM INVESTMENT - 3.9%
Invesco Treasury Portfolio, 0.020%
(Cost $2,147,940)	2,147,940	2,147,940

Total Investments - 99.6%
(Cost $54,345,504)		54,983,710
Other Assets and Liabilites, Net - 0.4%		217,890
Total Net Assets - 100.0%		$55,201,600

*	Non-income producing security
(a)	Security in default
ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$40,026,836	$-	$-	$40,026,836
Convertible Bonds	-	11,986,764	-	11,986,764
Corporate Bonds	-	720,750	-	720,750
Convertible Preferred Stock	101,420	-	-	101,420
Short-Term Investment	2,147,940	-	-	2,147,940
Total Investments	$42,276,196	$12,707,514	$-	$54,983,710

Schedule of Investments March 31, 2012 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 88.9%
Banks - 11.5%
AJS Bancorp (a)	8,958	$85,101
Cape Bancorp *	10,900	86,982
Central Pacific Financial *	44,200	572,390
Chicopee Bancorp *	26,200	379,900
Clifton Savings Bancorp	27,200	283,696
Fifth Third Bancorp	71,000	997,550
First Connecticut Bancorp	43,600	575,084
Fox Chase Bancorp	25,902	336,726
Guaranty Bancorp *	26,500	52,735
Hampden Bancorp	16,900	203,645
Metro Bancorp *	18,780	219,538
Northern Trust	14,100	669,045
Ocean Shore Holding	25,072	290,835
OmniAmerican Bancorp *	20,800	402,688
Oritani Financial	66,750	979,890
Territorial Bancorp	16,916	352,022
ViewPoint Financial Group	30,100	462,938
Virginia Commerce Bancorp *	35,700	313,446
West Coast Bancorp *	11,300	213,796
Westfield Financial	37,300	295,043
		7,773,050
Chemicals - 1.9%
H.B. Fuller	19,000	623,770
RPM International	24,500	641,655
		1,265,425
Consumer Discretionary - 3.9%
Home Depot	21,700	1,091,727
Hyatt Hotels, Class A *	7,500	320,400
Matthews International, Class A	19,200	607,488
P. F. Chang's China Bistro	15,700	620,464
		2,640,079
Consumer Staples - 7.7%
Church & Dwight	7,800	383,682
Coca-Cola	5,500	407,055
J & J Snack Foods	5,200	272,792
Lancaster Colony	7,700	511,742
Molson Coors Brewing, Class B	18,100	819,025
PepsiCo	11,400	756,390
Sara Lee	49,800	1,072,194
Treasury Wine Estates	36,966	156,994
Wal-Mart Stores	13,800	844,560
		5,224,434
Containers & Packaging - 0.9%
Silgan Holdings	14,000	618,800

Diversified Financial Services - 10.1%
Citigroup	18,670	682,389
Franklin Resources	16,000	1,984,480
Invesco	46,300	1,234,821
JPMorgan Chase	26,100	1,200,078
Leucadia National	46,300	1,208,430
PICO Holdings *	7,900	185,255
Piper Jaffray *	12,300	327,426
		6,822,879
Energy - 6.2%
Clayton Williams Energy *	2,700	214,488
Hess	24,500	1,444,275
Marathon Oil	29,700	941,490
Murphy Oil	17,800	1,001,606
Nexen	33,000	605,550
		4,207,409
Healthcare - 6.5%
Coventry Health Care	10,400	369,928
Haemonetics *	3,900	271,752
Johnson & Johnson	9,000	593,640
Merck & Co.	11,248	431,923
Meridian Bioscience	13,900	269,382
Molina Healthcare *	9,750	327,893
Pfizer	29,100	659,406
WellPoint	19,300	1,424,340
		4,348,264
Industrials - 3.3%
Alliant Techsystems	6,700	335,804
Briggs & Stratton	17,600	315,568
Celadon Group	54,300	844,365
CIRCOR International	16,900	562,263
Graco	3,500	185,710
		2,243,710
Information Technology - 10.0%
Automatic Data Processing	10,000	551,900
BMC Software *	19,200	771,072
Cisco Systems	52,500	1,110,375
EMC *	13,800	412,344
Microsoft	31,200	1,006,200
NCR *	24,500	531,895
NetApp *	13,600	608,872
QLogic *	15,600	277,056
Symantec *	8,800	164,560
VeriSign	20,700	793,638
Xilinx	13,300	484,519
		6,712,431
Insurance - 17.8%
Aflac	10,900	501,291
Allstate	21,800	717,656
AON	19,700	966,482
Arthur J. Gallagher	27,200	972,128
Aspen Insurance Holdings	23,100	645,414
Axis Capital Holdings	30,600	1,015,002
Catlin Group	24,100	156,581
Chubb	10,800	746,388
Cincinnati Financial	20,500	707,455
CNA Financial	51,900	1,522,227
MetLife	12,500	466,875
Montpelier Re Holdings	24,100	465,612
Platinum Underwriters Holdings	58,500	2,135,249
Progressive	29,300	679,174
W.R. Berkley	8,400	303,408
		12,000,942
Metals & Mining - 4.2%
Gold Fields - ADR	39,800	553,220
Kinross Gold	54,300	531,597
Newmont Mining	33,100	1,697,037
Victoria Gold *	134,500	44,789
		2,826,643
Paper & Forest Products - 0.5%
Domtar	3,800	362,444

Real Estate - 1.1%
Forestar Group *	21,300	327,807
Thomas Properties Group	83,000	380,970
		708,777
Utilities - 3.3%
American Electric Power	6,500	250,770
Empire District Electric	22,000	447,700
FirstEnergy	8,775	400,052
NV Energy	38,600	622,232
Public Service Enterprise Group	16,400	502,004
		2,222,758
Total Common Stocks
(Cost $53,090,573)		59,978,045

CONVERTIBLE BONDS - 0.8%	Par
Industrials - 0.5%
Alliant Techsystems
3.000%, 08/15/2024	$325,000	331,500

Metals & Mining - 0.3%
Kinross Gold
1.750%, 03/15/2028 (b)	150,000	148,875
1.750%, 03/15/2028	75,000	74,438
		223,313
Total Convertible Bonds
(Cost $566,087)		554,813

CORPORATE BONDS - 0.6%
Diversified Financial Services - 0.3%
Leucadia National
7.000%, 08/15/2013	200,000	210,000

Information Technology - 0.3%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	183,339
Total Corporate Bonds
(Cost $340,437)		393,339

SHORT-TERM INVESTMENT - 10.2%	Shares
Invesco Treasury Portfolio, 0.020%
(Cost $6,902,512)	6,902,512	6,902,512

Total Investments - 100.5%
(Cost $60,899,609)		67,828,709
Other Assets and Liabilites, Net - (0.5%)		(359,025)
Total Net Assets - 100.0%		$67,469,684

*	Non-income producing security
(a)
Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2012, the fair value of this investment was $85,101 or 0.1% of total net assets.  Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
AJS Bancorp	8,958	08/08-01/11	$119,698
(b)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2012, the value of this investment was $148,875 or 0.2% of total net assets.

ADR - American Depository Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techinque. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2012, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$59,978,045	$-	$-	$59,978,045
Convertible Bonds	-	554,813	-	554,813
Corporate Bonds	-	393,339	-	393,339
Short-Term Investment	6,902,512	-	-	6,902,512
Total Investments	$66,880,557	$948,152	$-	$67,828,709

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$54,345,504	$60,899,609

Gross unrealized appreciation	6,462,797	8,498,813
Gross unrealized depreciation	(5,824,591)	(1,569,713)
Net unrealized appreciation	$638,206	$6,929,100

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)  /s/ John D. Gillespie
                                                  John D. Gillespie, President

Date  May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                                 John D. Gillespie, President

Date  May 25, 2012

By (Signature and Title) /s/ Peter N. Perugini
                                                 Peter N. Perugini, Treasurer

Date  May 25, 2012